Accounts receivable net (Details 1)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Balance at beginning of period | $		$ 30,000		$ 30,000
Less: reversal of provision for doubtful accounts | $		(2,000)		0
Balance at end of period | $		$ 28,000		30,000
ZHEJIANG TIANLAN
Balance at beginning of period	¥ 42,867,000		¥ 42,182,000
Less: reversal of provision for doubtful accounts	(2,687,000)		0
Balance at end of period	40,019,000		42,867,000
Add: provision for allowances	822			$ 868
Less: reversal of provision for doubtful accounts	¥ (983,000)		¥ (183,000)